Income Taxes (Details)		12 Months Ended
	Mar. 21, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)
Income Taxes [Line Items]
Effective tax rate, percentage		22.70%	22.70%	14.30%	14.30%	15.10%	15.10%
Two-tiered profits tax rate amount		16.50%	16.50%
Tax reduction percentage		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Tax adjustments settlements		$ 192	$ 1,500	$ 385	$ 3,000	$ 769	$ 6,000
Minimum [Member]
Income Taxes [Line Items]
Two-tiered profits tax rates amount (in Dollars)	$ 2,000,000
Two-tiered profits tax rate amount	8.25%
Maximum [Member]
Income Taxes [Line Items]
Two-tiered profits tax rates amount (in Dollars)	$ 2,000,000
Two-tiered profits tax rate amount	16.50%
PRC [Member]
Income Taxes [Line Items]
Effective tax rate, percentage		25.00%	25.00%
PRC [Member] | Minimum [Member]
Income Taxes [Line Items]
Preferential tax percent		12.50%	12.50%
PRC [Member] | Maximum [Member]
Income Taxes [Line Items]
Preferential tax percent		20.00%	20.00%